Initial Public Offering (Details) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 07, 2022	Apr. 04, 2022	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Sale of shares			11,500,000	11,500,000
Purchase additional public units			$ 1,500,000	$ 1,500,000
Expire term			5 years	5 years
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of shares		10,000,000
Public units per share		$ 10
Gross proceeds		$ 100,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Public units per share	$ 10
Gross proceeds	$ 15,000,000
Purchased public units	1,500,000
Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Price per share			$ 11.5	$ 11.5